Investments in Unconsolidated Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity and cost method investments
Capital contributions, loans, advances and adjustments	$ 112,192	$ 116,881
Cumulative share of income	1,432,145	1,287,371
Cumulative share of distributions	(1,182,890)	(1,122,849)
Equity method investments	361,447	281,403
Cost method investments	1,936	1,611
Total investments in unconsolidated entities	363,383	283,014
Aggregate equity method investments
Equity method investments, combined assets
Current	631,764	691,519
Due from affiliates	88,685	303,322
Property and other	4,555,136	2,295,936
Total assets	5,275,585	3,290,777
Equity method investments, combined liabilities and equity
Current liabilities	808,126	403,005
Deferred credits	237,191	170,887
Long-term liabilities	147,222	18,101
Long-term capital lease obligations	1,539	1,722
Partners' capital and shareholders' equity	4,081,507	2,697,062
Total liabilities and equity	5,275,585	3,290,777
Equity method investments, combined income statements
Revenues	6,958,422	6,668,615	$ 6,218,067
Operating expenses	5,226,550	5,035,544	4,473,722
Operating income	1,731,872	1,633,071	1,744,345
Other income (expense), net	(6,901)	1,160	4,842
Net income	$ 1,724,971	$ 1,634,231	$ 1,749,187